Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross Amount	$ 26,216	$ 23,488
Accumulated Depreciation	(18,015)	(17,828)
Net Amount	8,201	5,660
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	83	84
Net Amount	83	84
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	1,116	951
Accumulated Depreciation	(563)	(562)
Net Amount	553	389
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	3,877	3,490
Accumulated Depreciation	(2,895)	(2,936)
Net Amount	982	554
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	18,751	17,085
Accumulated Depreciation	(14,023)	(13,786)
Net Amount	4,728	3,299
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	398	395
Accumulated Depreciation	(319)	(333)
Net Amount	79	62
Operating Lease Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	311	314
Accumulated Depreciation	(118)	(114)
Net Amount	193	200
Finance lease right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	57
Accumulated Depreciation	(2)
Net Amount	55
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	169	147
Accumulated Depreciation	(95)	(97)
Net Amount	74	50
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	1,454	1,022
Net Amount	$ 1,454	$ 1,022